Net finance costs (Details) £ in Millions, € in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2021 EUR (€) Bond
Disclosure of attribution of expenses by nature to their function [line items]
Net finance costs	£ (403.0)	£ (969.0)
FV loss on derivatives	£ 0.0	£ 4.0
Proportion of average cost of debt	4.90%	5.10%
Coupon on perpetual hybrid bonds net of tax	£ (28.0)	£ (22.0)
BAT Plc
Disclosure of attribution of expenses by nature to their function [line items]
Number of perpetual hybrid bonds issued | Bond				2
Perpetual hybrid bonds | €			€ 1.2	€ 1.0
Perpetual hybrid bond repurchased | €			€ 1.0
Reported at CC
Disclosure of attribution of expenses by nature to their function [line items]
Net finance costs	£ (806.0)	(871.0)
Percentage increase in net finance cost	(7.50%)
Canada
Disclosure of attribution of expenses by nature to their function [line items]
Net finance costs	£ (54.0)	(59.0)
Interest related to FII GLO	10.0
Venezuela
Disclosure of attribution of expenses by nature to their function [line items]
Gains (losses) on net monetary position	139.0
Brazil
Disclosure of attribution of expenses by nature to their function [line items]
Credit in respect of Romania's other taxes	6.0	3.0
Indonesia
Disclosure of attribution of expenses by nature to their function [line items]
Additional provisions, other provisions	2.0	0.0
Netherlands
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense	5.0	3.0
FII GLO
Disclosure of attribution of expenses by nature to their function [line items]
Interest income (expense)	315.0
Interest related to FII GLO	£ 0.3	£ 19.0
British Pound
Disclosure of attribution of expenses by nature to their function [line items]
Increase in exchange rate	1.40%